Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2022	Dec. 30, 2021	Dec. 30, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

In accordance with rules adopted by the Securities and Exchange Commission pursuant to Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the Company provides the following disclosure regarding executive compensation for its principal executive officer ("PEO") and Non-PEO NEOs and the Company performance for each of the three fiscal years ended December 30, 2022, December 31, 2021 and January 1, 2021, respectively. The Compensation Committee did not consider the pay versus performance disclosure in making its pay decisions for any of the fiscal years shown.

					Value of Initial Fixed Investments based on:(4)
Year (a)	Summary Compensation Table Total for Caren Mason ($)(1) (b)	Compensation Actually Paid to Caren Mason ($)(1),(2),(3) (c)	Average Summary Compensation Table for Non-PEO NEOs ($)(1) (d)	Compensation Actually Paid to Non-PEO NEOs ($)(1),(2),(3) (e)	TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($) (rounded to the nearest thousands) (h)	Revenue ($) (rounded to the nearest thousands)(5) (i)

2022	6,501,953	1,027,645	2,053,028	1,162,152	141.19	117.30	38,755,000	284,391,000
2021	5,468,270	11,586,083	1,903,519	2,345,191	265.56	146.72	24,501,000	230,472,000
2020	2,975,812	12,657,136	1,738,479	2,794,730	230.42	131.76	5,913,000	163,460,000

(1)
Caren Mason was the Company’s PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2020	2021	2022

Patrick F. Williams	Patrick F. Williams	Patrick F. Williams
Scott Barnes	Scott Barnes	Scott Barnes
Keith Holliday	Keith Holliday	Keith Holliday
Hans Blickensdoerfer	Hans Blickensdoerfer	James Francese
Deborah Andrews

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.
(3)
Compensation Actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair value did not material differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are based on the amounts reported in the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Changes in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in prior years Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Caren Mason ($)	Exclusion of Stock Awards and Option Awards for Caren Mason ($)	Inclusion of Equity Values for Caren Mason ($)	Compensation Actually Paid to Caren Mason ($)

2022	6,501,953	(4,548,337)	(925,971)	1,027,645
2021	5,468,270	(3,500,022)	9,617,835	11,586,083
2020	2,975,812	(1,913,391)	11,594,715	12,657,136

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	2,053,028	—	(1,398,685)	—	507,809	1,162,152
2021	1,903,519	(579,194)	(477,117)	(20,523)	1,518,506	2,345,191
2020	1,738,479	(671,929)	(590,448)	59,353	2,259,275	2,794,730

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Caren Mason ($)	Change in Fair alue from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Caren Mason ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Caren Mason ($)	Total - Inclusion of Equity Values for Caren Mason ($)

2022	2,763,729	(2,329,782)	(1,359,918)	(925,971)
2021	3,489,208	913,786	5,214,841	9,617,835
2020	7,849,784	3,188,746	556,185	11,594,715

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	1,094,938	(341,854)	(245,275)	507,809
2021	474,060	253,914	790,532	1,518,506
2020	1,530,052	585,786	143,437	2,259,275

(4)
The Peer Group Total Shareholder Return (”TSR”) set forth in this table utilizes the S&P 400 Health Care Index, which the Company also utilizes in the stock performance graph required by Item 201(3) of Regulation S-K included in the Company’s Annual Report for the year ended December 30, 2022. The comparison assumes $100 was invested for the period starting January 3, 2020 through the end of the listed year in the Company and in the S&P 400 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
The Company determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to its PEO and Non-PEOs in 2022. This performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and the Company may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Caren Mason was the Company’s PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2020	2021	2022

Patrick F. Williams	Patrick F. Williams	Patrick F. Williams
Scott Barnes	Scott Barnes	Scott Barnes
Keith Holliday	Keith Holliday	Keith Holliday
Hans Blickensdoerfer	Hans Blickensdoerfer	James Francese
Deborah Andrews

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group Total Shareholder Return (”TSR”) set forth in this table utilizes the S&P 400 Health Care Index, which the Company also utilizes in the stock performance graph required by Item 201(3) of Regulation S-K included in the Company’s Annual Report for the year ended December 30, 2022. The comparison assumes $100 was invested for the period starting January 3, 2020 through the end of the listed year in the Company and in the S&P 400 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,501,953	$ 5,468,270	$ 2,975,812
PEO Actually Paid Compensation Amount	$ 1,027,645	11,586,083	12,657,136
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair value did not material differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are based on the amounts reported in the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Changes in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in prior years Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Caren Mason ($)	Exclusion of Stock Awards and Option Awards for Caren Mason ($)	Inclusion of Equity Values for Caren Mason ($)	Compensation Actually Paid to Caren Mason ($)

2022	6,501,953	(4,548,337)	(925,971)	1,027,645
2021	5,468,270	(3,500,022)	9,617,835	11,586,083
2020	2,975,812	(1,913,391)	11,594,715	12,657,136

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Caren Mason ($)	Change in Fair alue from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Caren Mason ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Caren Mason ($)	Total - Inclusion of Equity Values for Caren Mason ($)

2022	2,763,729	(2,329,782)	(1,359,918)	(925,971)
2021	3,489,208	913,786	5,214,841	9,617,835
2020	7,849,784	3,188,746	556,185	11,594,715

Non-PEO NEO Average Total Compensation Amount	$ 2,053,028	1,903,519	1,738,479
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,162,152	2,345,191	2,794,730
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair value did not material differ from those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are based on the amounts reported in the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Changes in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in prior years Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	2,053,028	—	(1,398,685)	—	507,809	1,162,152
2021	1,903,519	(579,194)	(477,117)	(20,523)	1,518,506	2,345,191
2020	1,738,479	(671,929)	(590,448)	59,353	2,259,275	2,794,730

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	1,094,938	(341,854)	(245,275)	507,809
2021	474,060	253,914	790,532	1,518,506
2020	1,530,052	585,786	143,437	2,259,275

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to the Company’s PEO, the average of Compensation Actually Paid to the Company’s Non-PEO NEOs, and the cumulative TSR of the Company and S&P 400 Health Care Index over the three most recently completed fiscal years:

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to the Company’s PEO, the average of Compensation Actually Paid to the Company’s Non-PEO NEOs, and the Company’s net income over the three most recently completed fiscal years:

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to the Company’s PEO, the average of Compensation Actually Paid to the Company’s Non-PEO NEOs, and the Company’s revenue over the three most recently completed fiscal years:

Tabular List [Table Text Block]

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually paid to the Company’s PEO and Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

Revenue
EPS
Gross Margin

Total Shareholder Return Amount	$ 141.19	265.56	230.42
Peer Group Total Shareholder Return Amount	117.30	146.72	131.76
Net Income (Loss)	$ 38,755,000,000	$ 24,501,000,000	$ 5,913,000,000
Company Selected Measure Amount	284,391,000,000	230,472,000,000	163,460,000,000
PEO Name	Caren Mason	Caren Mason	Caren Mason
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	The Company determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to its PEO and Non-PEOs in 2022. This performance measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and the Company may determine a different financial performance measure to be the most important financial performance measure in future years
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,548,337)	$ (3,500,022)	$ (1,913,391)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(925,971)	9,617,835	11,594,715
PEO [Member] | Year-End Fair Value of EquityAwards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,763,729	3,489,208	7,849,784
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,329,782)	913,786	3,188,746
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,359,918)	5,214,841	556,185
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	507,809	1,518,506	2,259,275
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(579,194)	(671,929)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,398,685)	(477,117)	(590,448)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(20,523)	59,353
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	507,809	1,518,506	2,259,275
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,094,938	474,060	1,530,052
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(341,854)	253,914	585,786
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (245,275)	$ 790,532	$ 143,437